Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible assets

15 Intangible assets

Accounting policy

Intangible assets acquired as part of a business combination are stated in the statement of financial position at their fair value as at the date of acquisition, less accumulated amortisation. Internally generated intangible assets are stated in the statement of financial position at the directly attributable cost of creation of the asset, less accumulated amortisation.

Intangible assets acquired as part of business combinations comprise: market-related assets (e.g. trademarks, imprints, brands); customer-related assets (e.g. subscription bases, customer lists, customer relationships); editorial content; software and systems (e.g. application infrastructure, product delivery platforms, in-process research and development); contract-based assets (e.g. publishing rights, exhibition rights, supply contracts); and other intangible assets. Internally generated intangible assets typically comprise software and systems development where an identifiable asset is created that is probable to generate future economic benefits.

Intangible assets, other than journal titles determined to have indefinite lives, are amortised on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets with finite lives are as follows: market and customer-related assets – 3 to 40 years; content, software and other acquired intangible assets – 3 to 20 years; and internally developed intangible assets – 3 to 10 years. Journal titles determined to have indefinite lives are not amortised and are subject to impairment review at least annually, including a review of events and circumstances to ensure that they continue to support an indefinite useful life.

Critical judgements and key sources of estimation uncertainty

On acquisition of a subsidiary or business, the purchase consideration is allocated between the net tangible and intangible assets other than goodwill on a fair value basis, with any excess purchase consideration representing goodwill. The valuation of acquired intangible assets represents the estimated economic value in use, using standard valuation methodologies, including as appropriate, discounted cash flow, relief from royalty and comparable market transactions. Acquired intangible assets are capitalised and amortised systematically over their estimated useful lives, subject to impairment review. The assumptions used are subject to management judgement.

Appropriate amortisation periods are selected based on assessments of the longevity of the brands and imprints, the strength and stability of customer relationships, the market positions of the acquired assets and the technological and competitive risks that they face. Certain intangible assets in relation to acquired science and medical publishing businesses have been determined to have indefinite lives. The longevity of these assets is evidenced by their long-established and well-regarded journal titles, and their characteristically stable market positions. The assumptions used are subject to management judgement.

Development spend encompasses investment in new products and other initiatives, ranging from the building of online delivery platforms, to launch costs of new services, to building new infrastructure and applications. Launch costs and other ongoing operating expenses of new products and services are expensed as incurred. The costs of building product applications, platforms and infrastructure are capitalised as intangible assets, where the investment they represent has demonstrable value and the technical and commercial feasibility is assured. Costs eligible for capitalisation must be incremental, clearly identified and directly attributable to a particular project. The resulting assets are amortised over their estimated useful lives. Impairment reviews are carried out at least annually where indicators of impairment are identified. Judgement is required in the assessment of the potential value of a development project, the identification of costs eligible for capitalisation and the selection of appropriate asset lives.

Notes to the consolidated financial statements

for the year ended 31 December 2019

15 Intangible assets (continued)

	Market and customer- related £m	Content, software and other £m	Total acquired intangible assets £m	Internally developed intangible assets £m	Total £m
Cost
At 1 January 2018	3,519	3,492	7,011	2,691	9,702
Acquisitions	310	113	423	—	423
Additions	—	—	—	304	304
Disposals/reclassified as held for sale	(15)	(11)	(26)	(148)	(174)
Exchange translation differences	211	130	341	99	440
At 1 January 2019	4,025	3,724	7,749	2,946	10,695
Acquisitions	161	84	245	—	245
Additions	—	—	—	333	333
Disposals/reclassified as held for sale	(28)	(57)	(85)	(130)	(215)
Exchange translation differences	(158)	(116)	(274)	(108)	(382)
At 31 December 2019	4,000	3,635	7,635	3,041	10,676

Accumulated amortisation
At 1 January 2018	1,907	3,046	4,953	1,555	6,508
Charge for the year	169	118	287	225	512
Disposals/reclassified as held for sale	(15)	(11)	(26)	(111)	(137)
Exchange translation differences	105	113	218	60	278
At 1 January 2019	2,166	3,266	5,432	1,729	7,161
Charge for the year	182	112	294	249	543
Disposals/reclassified as held for sale	(28)	(57)	(85)	(130)	(215)
Exchange translation differences	(91)	(103)	(194)	(71)	(265)
At 31 December 2019	2,229	3,218	5,447	1,777	7,224

Net book amount
At 31 December 2018	1,859	458	2,317	1,217	3,534
At 31 December 2019	1,771	417	2,188	1,264	3,452

Included in content, software and other acquired intangible assets are assets with a net book value of £54m (2018: £80m) that arose on acquisitions completed prior to the adoption of IFRS that have not been allocated to specific categories of intangible assets. Internally developed intangible assets typically comprise software and systems development where an identifiable asset is created that is expected to generate future economic benefits.

Included in market and customer-related intangible assets are £114m (2018: £119m) of journal titles relating to Scientific, Technical & Medical determined to have indefinite lives based on an assessment of their historical longevity and stable market positions. Indefinite lived intangibles are tested for impairment at least annually. See note 14 for details of impairment testing.